NOTE 10 - MARKETABLE SECURITIES - Shares received as payment from clients (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
NOTE 10 - MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) [Line Items]
Shares received as a payment from client	$ 0	$ 184,800
Marketable Securities, Current	94,776	184,800
MJ Holdings [Member]
NOTE 10 - MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) [Line Items]
Marketable Securities, Current	$ 94,776	$ 0